Segmented Information - Summary Of Detailed Information About Geographical Areas (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Segment revenue	$ 359,273	$ 207,111	$ 1,001,764	$ 1,249,733	$ 2,116,482
Intersegment revenue	(36,204)	(3,906)	(41,608)	(32,681)	(71,060)
Revenue	323,069	203,205	960,156	1,217,052	2,045,422
Operating income (loss)	6,839	7,021	54,291	116,012	231,908
Segment assets	2,228,677		2,201,974	2,031,129
Goodwill	563,215		566,270	576,028	573,928
Corporate	(564,917)		(576,802)	(427,581)
Total segment assets	2,226,975		2,191,442	2,179,576
Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	174,431	72,232	354,127	598,566	1,448,503
Services [Member]
Disclosure of geographical areas [line items]
Revenue	83,186	70,536	327,376	303,269	350,992
Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	65,452	60,437	278,653	315,217	245,927
UNITED STATES
Disclosure of geographical areas [line items]
Segment revenue	182,755	84,965	497,630	649,133	1,243,760
Intersegment revenue	(35,291)	(3,019)	(27,247)	(16,847)	(48,091)
Revenue	147,464	81,946	470,383	632,286	1,195,669
Operating income (loss)	345	366	14,442	56,504	194,010
Segment assets	985,255		1,000,755	895,022
Goodwill	152,220		154,437	155,094
Corporate			0	0
Total segment assets	1,137,475		1,155,192	1,050,116
UNITED STATES | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	77,632	29,240	218,558	390,178	947,451
UNITED STATES | Services [Member]
Disclosure of geographical areas [line items]
Revenue	42,249	30,114	153,722	150,939	172,130
UNITED STATES | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	27,583	22,592	98,103	91,169	76,088
Rest Of World [Member]
Disclosure of geographical areas [line items]
Segment revenue	109,394	70,517	309,695	353,210	354,680
Intersegment revenue	(78)	(6)	(138)	(199)	(7,846)
Revenue	109,316	70,511	309,557	353,011	346,834
Operating income (loss)	10,282	4,728	36,250	40,488	511
Segment assets	691,812		654,969	610,597
Goodwill	322,628		323,466	332,567
Corporate			0	0
Total segment assets	1,014,440		978,435	943,164
Rest Of World [Member] | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	49,292	8,442	22,500	40,485	76,813
Rest Of World [Member] | Services [Member]
Disclosure of geographical areas [line items]
Revenue	23,034	25,911	111,500	96,092	111,357
Rest Of World [Member] | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	36,990	36,158	175,557	216,434	158,664
CANADA
Disclosure of geographical areas [line items]
Segment revenue	67,124	51,629	194,439	247,390	518,042
Intersegment revenue	(835)	(881)	(14,223)	(15,635)	(15,123)
Revenue	66,289	50,748	180,216	231,755	502,919
Operating income (loss)	(3,788)	1,927	3,599	19,020	37,387
Segment assets	551,610		546,250	525,510
Goodwill	88,367		88,367	88,367
Corporate			0	0
Total segment assets	639,977		634,617	613,877
CANADA | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	47,507	34,550	113,069	167,903	424,239
CANADA | Services [Member]
Disclosure of geographical areas [line items]
Revenue	17,903	14,511	62,154	56,238	67,505
CANADA | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	$ 879	$ 1,687	$ 4,993	$ 7,614	$ 11,175